Parent entity financial information (Tables)	12 Months Ended
Jun. 30, 2025
Disclosure Of Parent Entity Financial Information [Abstract]
Summary Of Parent Entity Financial Information Explanatory	The individual financial statements for the parent entity show the following aggregate amounts:

	As of June 30,
(in U.S. dollars, in thousands)	2025	2024
Balance Sheet
Current Assets	35,381	37,166
Total Assets	1,122,282	958,323

Current Liabilities	14,879	30,709
Total Liabilities	16,964	33,358

Shareholders' Equity
Issued Capital	1,508,846	1,310,813
Reserves
Foreign Currency Translation Reserve	(262,349)	(261,745)
Share Options Reserve	111,273	91,940
Warrant Reserve	12,969	12,969
(Accumulated losses)/retained earnings	(265,421)	(229,012)
	1,105,318	924,965

Loss for the period	(35,672)	(16,847)
Total comprehensive loss for the period	(35,672)	(16,847)